SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Segment Information

	For the three months ended		6 Months Ended	For the three months ended		6 Months Ended
	March 31, 2021	June 30, 2021	June 30, 2021	March 31, 2020	June 30, 2020	June 30, 2020

Revenues	$34,872	$16,537	$51,409	$81,819	$82,958	$164,777

Cost of Goods Sold	25,032	3,301	28,333	34,205	39,187	73,392

Gross Profit	9,840	13,236	23,076	47,614	43,771	91,385

Expense
Stock Based Compensation	—	—	—	—	17,850	17,850
Selling and Marketing	97,812	150,881	248,693	101,897	74,356	176,253
Payroll and Related expenses	53,947	54,864	108,811	18,749	32,113	50,862
Depreciation Expense	1,391	1,391	2,782	1,746	1,582	3,328
General and Admin Expenses	55,801	95,864	151,665	67,949	53,911	121,860
Total Expense	208,951	303,000	511,951	190,341	179,812	370,153

Net Loss from Operations	$(199,111)	$(289,764)	$(488,875)	$(142,727)	$(136,041)	$(278,768)